Secured Convertible Note (Schedule Of Outstanding Debentures) (Details) (USD $)	Jul. 31, 2013	Jul. 31, 2012
Debt Disclosure [Abstract]
Convertible notes	$ 0	$ 1,282,000
Original issue discount	0	(56,000)
Detachable warrants discount	0	(238,000)
Conversion feature discount	0	(26,000)
Convertible notes, net of discounts	$ 0	$ 962,000